Goodwill, Regulatory Authorizations, and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of other intangible assets subject to amortization
Our other intangible assets, which are subject to amortization, consisted of the following:

	Weighted Average Useful Life (in Years)	As of December 31,
		2016			2015
		Cost	Accumulated Amortization	Carrying Amount	Cost	Accumulated Amortization	Carrying Amount
		(In thousands)
Customer relationships	8	$270,300	$(214,544)	$55,756	$270,300	$(189,910)	$80,390
Contract-based	4	64,800	(64,800)	—	64,800	(64,800)	—
Technology-based	6	51,417	(47,848)	3,569	51,417	(39,281)	12,136
Trademark portfolio	20	29,700	(8,291)	21,409	29,700	(6,806)	22,894
Total other intangible assets		$416,217	$(335,483)	$80,734	$416,217	$(300,797)	$115,420

Schedule of estimated future amortization of intangible assets
As of December 31, 2016, our estimated future amortization of intangible assets was as follows:

Amount
(In thousands)
For the Years Ending December 31,
2017	$22,152
2018	14,631
2019	14,631
2020	10,981
2021	4,356
Thereafter	13,983
Total	$80,734